Related Party Transactions and Balances (Details) - Schedule of Nature of Relationships with Related Parties	12 Months Ended
Sep. 30, 2023
Mr. Jianru Yang [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Business Development Director of the Company
Mr. Yuchao Lu [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Directly hold a 5.05% equity interest in the Company
Ms. Yang Li [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Finance Controller of the Company
Lianyungang Zongteng Film Studio [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Controlled by Mr. Yuchao Lu
Moxing Shangxing (Beijing) Technology Co., Ltd [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Controlled by Mr. Jianru Yang
Mofy Filming (Hainan) Co., Ltd. (“Mofy Hainan”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Ms. Yang li is the Finance Controller of Mofy Hainan